Accrued expenses and prepaid revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Accrued expenses and prepaid revenues [Abstract]
Interest expenses accrued	kr 8,480	kr 8,720
Other accrued expenses and prepaid revenue	101	78
Total	kr 8,581	kr 8,798